Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 14,397	$ 14,174
Investment in unconsolidated subsidiary	4,000	3,796
Investment securities available for sale	122,338	111,281
TOTAL ASSETS	448,869	447,433
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	448,869	447,433
Parent Company [Member]
Cash and cash equivalents	231	38
Investment in bank subsidiary	45,285	43,798
Investment in unconsolidated subsidiary	4,000	3,796
Investment securities available for sale	954	2,090
Other Assets	15	28
TOTAL ASSETS	50,485	49,750
Accounts payable and other liabilities	188	30
STOCKHOLDERS' EQUITY	50,297	49,720
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 50,485	$ 49,750